Cover	Jun. 03, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2025
Entity File Number	1-13199
Entity Registrant Name	SL GREEN REALTY CORP.
Entity Central Index Key	0001040971
Entity Tax Identification Number	13-3956775
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	594-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SLG
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Title of 12(b) Security	6.500% Series I Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SLG.PRI
Security Exchange Name	NYSE